EQUITY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
EQUITY
Warrant activity
	March 31, 2022
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	22,564,255	$0.998
Issued	60,000	-
Exercised	(801,486)	(0.956)
Forfeited	-	-
Expired	(108,756)	(1.000)
Outstanding at end of period	21,714,013	$1.001
Exerciseable at end of period	21,714,013

	September 30, 2021
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	20,016,367	$0.556
Issued	6,608,789	2.117
Exercised	(3,676,542)	(0.582)
Forfeited	(384,359)	(1.155)
Expired	-	-
Outstanding at end of period	22,564,255	$0.998
Exerciseable at end of period	22,564,255

Warrants outstanding and exercisable
	March 31, 2022
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
10,779,381	1.02	$0.250	10,779,381	$0.250

6,559,707	2.84	1.20-1.85	6,559,707	1.20-1.85
4,364,925	4.00	2.00-2.40	4,364,925	2.00-2.40
10,000	1.25	4.080	10,000	4.080
21,714,013	3.17	$1.001	21,714,013	$1.001

	September 30, 2021
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exerciseable	Price
10,829,381	1.24	$0.250	10,829,381	$0.250
847,742	0.12	1.000	847,742	1.000
6,512,207	3.32	1.20-1.85	6,512,207	1.20-1.85
4,364,925	4.50	2.00-2.40	4,364,925	2.00-2.40
10,000	1.75	4.080	10,000	4.080
22,564,255	3.49	$0.998	22,564,255	$0.998

Weighted average assumptions relating to the valuation of the Company's warrants
Dividend yield	0%
Expected life	3-5 years
Expected volatility	140%
Risk free interest rate	0.37%